Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net income (loss) for the period	$ (2,164,454)	$ 9,843,495	$ (13,848,837)	$ (31,321,791)	$ (8,442,320)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation	1,411,657	793,357	1,361,921	1,047,388	43,403
Depreciation expense	106,808	178,744	117,499	123,956	9,897
Change in fair value of warrant liability	(10,503,941)	(22,172,681)	(1,096,476)	18,843,947	(1,892,488)
Accretion expense	118,388		370,397	359,267	734,589
Financing costs	360,000		390,000	30,000
Interest expense		8,219
Loss on loan extinguishment			9,407	9,407	1,204,073
Interest expense on lease liability	10,038	10,632	17,402	27,062
Foreign exchange gain on re-translation of lease liability	13,334	1,434	(26,354)	(10,766)
Loss on debt settlement	875,861	56,146	899,237	1,056,296
Loss on private placement	940,290		940,290
Share issuance costs	947,156
Loss on sale of equipment					10,930
Changes in operating assets and liabilities:
Accounts receivable	(21,340)	(13,632)	(31,503)	(35,828)	186,182
Deposit					90,248
Prepaid expenses	(274,211)	72,933	(242,854)	(67,542)	553,458
Long term deposit					(68,939)
Accounts payable	(1,827,113)	606,058	(191,168)	1,479,992	2,670,639
Accrued liabilities	3,402,435	1,243,042	4,028,410	4,320,089	2,421,011
Other liabilities				(11,117)	(110)
Interest payable	124,367		209,971	202,426	198,219
Net cash used in operating activities	(6,480,725)	(9,372,253)	(7,092,658)	(3,947,214)	(2,281,208)
Investing activities
Deposit on mining interest	(2,000,000)
Purchase of machinery and equipment	(280,701)	(94,693)	(304,295)	(219,528)	(6,555)
Proceeds on disposal of equipment					10,000
Net cash used in investing activities	(2,280,701)	(94,693)	(304,295)	(219,528)	3,445
Financing activities
Proceeds from convertible loan payable					500,000
Proceeds from issuance of common stock, net of issuance costs	13,315,538	6,008,672	16,083,126	2,428,530	1,195,830
Proceeds from warrants exercised			417,006	417,006
Shares to be issued				549,363	107,337
Lease payments	(61,504)	(97,138)	(71,732)	(120,690)
Proceeds from promissory note	840,000	2,500,000	1,542,169	1,084,536
Repayment of promissory note	(1,825,920)		(2,017,706)	(158,094)
Net cash provided by financing activities	12,268,114	8,411,534	15,952,863	4,200,651	1,803,167
Net change in cash and cash equivalents	3,506,688	(1,055,412)	8,555,910	33,909	(474,596)
Cash and cash equivalents, beginning of period	61,973	3,568,661	82,558	28,064	502,660
Cash and cash equivalents, end of period	3,568,661	2,513,249	8,638,468	61,973	28,064
Non-cash activities:
Units issued to settle accounts payable, accrued liabilities and promissory notes	1,085,115	188,607		717,673
Common stock issued to settle convertible loan	1,600,000		$ 300,000	300,000	100,000
Disposal of equipment used to settle accounts payable					20,930
Stock options exercised used to settle accrued liabilities					$ 268,930